Long-Term Bank Deposits And Other Receivables (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Bank Deposits And Other Receivables [Abstract]
Schedule Of Long-Term Bank Deposits And Other Receivables

	December 31,
	2011	2010
Restricted deposits with banks (1)	$2,271	$25,032
Hedging receivables related to Series A Notes (See Note 16)	3,112	10,907
Deposit with banks and other long-term receivables (2)	6,832	8,462
	$12,215	$44,401

(1)	Restricted deposits in respect of an issued bank guarantee.
(2)	Includes long-term balances of non-qualified deferred compensation plan structured under Section 409A in the amount of $5,427 and $5,604 as of December 31, 2011 and 2010, respectively (See Note 17).